Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Lease
9.	Lease

At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. The leases of the Company mainly consisted of land use right leasing, building leasing and transportation leasing. A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022		2023
Lease right-of-use assets	NT$	48,405	NT$	29,018
Lease right-of-use assets- accumulated amortization		(42,226)		(21,075)
Lease right-of-use assets, net	NT$	6,179	NT$	7,943

Lease liabilities, current	NT$	4,548	NT$	7,943
Lease liabilities, non-current		1,325		-
Total lease liabilities	NT$	5,873	NT$	7,943

	As of December 31,
	2022		2023
Amortization of right-of-use assets	NT$	11,332	NT$	10,095
Interest expenses		-		226
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		2.23		0.96
Weighted average discount rate		1.20%		1.84%

For the years ended December 31 2021, 2022 and 2023, the lease expense was as follows:

	For the years ended December 31,
	2021		2022		2023
Leases expense	NT$	12,749	NT$	11,332	NT$	10,321
Short-term lease expense		-		-		427
Total	NT$	12,749	NT$	11,332	NT$	10,748

The total future minimum lease payments of operating lease with respect to the building and transportation as of December 31, 2023 are as follows:

	Amounts
Year ended December 31,
2024	NT$	8,007
Thereafter		-
Total lease payments	NT$	8,007
Less: imputed interest		(64)
Total lease liabilities	NT$	7,943

Lease expenses were included in operating expenses in the combined statements of operations and comprehensive loss. The cash paid during the years ended December 31, 2021, 2022 and 2023 for amount included in the measurement of lease liabilities was NT$12,284, NT$11,704 and NT$11,651.